Related Party Transactions (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Related Party Transactions [Abstract]
Purchases from related party	$ 3,119,000	$ 6,265,000
Due from related party	1,083,764	1,171,754
Due to shareholders	134,086	127,265	$ 160,153
Short term loan	3,297	3,297	3,297
Note payable to related parties	68,471	28,969	125,856
Unpaid compensation	$ 62,319	$ 94,999	$ 31,000